Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Aug. 28, 2012	Jun. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2012 MPX	Nov. 04, 2011 MPX	Jan. 31, 2012 MPX Subsequent Event	Oct. 31, 2012 Surface Rights Agreement m	Jan. 31, 2012 Surface Rights Agreement m	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement Year One	Jan. 31, 2012 AuroTellurio Option Agreement Year One	Oct. 31, 2012 AuroTellurio Option Agreement Following three years	Jan. 31, 2012 AuroTellurio Option Agreement Following three years	Oct. 31, 2012 AuroTellurio Option Agreement First Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement First Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Second Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Second Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Third Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Third Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Forth Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Forth Anniversary
Commitments and Contingencies Disclosure [Line Items]
Purchase price, in cash																	$ 30,000								$ 40,000	$ 40,000	$ 50,000	$ 50,000	$ 70,000	$ 70,000	$ 100,000	$ 100,000
Purchase price, in restricted shares of common stock											250,000						250,000								250,000	250,000	300,000	300,000	350,000	350,000	500,000	500,000
Acquired interest	20.00%				20.00%		20.00%				20.00%								20.00%	20.00%	20.00%	20.00%	60.00%	60.00%
Aggregate cash to be paid in acquisition					40,000	10,000	10,000	20,000	30,000	70,000									290,000	290,000
Stock to be issued in acquisition, shares																			1,650,000	1,650,000
Cumulative exploration expenditures																			3,000,000	3,000,000
Cumulative exploration expenditures, period															12 months	12 months			4 years	4 years
Cumulative exploration expenditures, per year	750,000				750,000		750,000												750,000	750,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property																		80.00%
Effective date															Jun. 17, 2011	Jun. 17, 2011
Exploration expense															14,400	14,400
Initial drilling program, meters															3,000	3,000
Exploration and development expenditures					654,627		433,755
Total expenses		1,039,807
Estimated survey charges													69,260
Mineral property expenses			37,987	85,387	220,872	215,795	355,653	52,452	433,755	654,627		65,334		6,926
Standby charges														$ 3,000